Stockholders Equity	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2022
Stockholders Equity
Note 8 – Stockholders Equity
Class A Common Stock
Atlas Inc. had 57,147,501 shares of Class A common stock outstanding as of June 30, 2023. Holders of shares of Class A common stock are entitled to one vote per share held of record on all matters to be voted upon by the Company’s stockholders and are entitled to ratably receive dividends when and if declared by the Company’s board of directors (the “Board”). Upon liquidation, dissolution, distribution of assets or other

winding
up, the holders of shares of Class A common stock are entitled to receive ratably the assets available for distribution to the stockholders after payment of liabilities and the liquidation preference of any outstanding shares of preferred stock
.
Class B Common Stock
Atlas Inc. had 42,852,499 shares of Class B common stock outstanding as of June 30, 2023. Holders of shares of Class B common stock are entitled to one vote per share on all matters to be voted upon by the Company’s stockholders. Holders of Class A common stock and Class B common stock generally vote together as a single class on all matters presented to Atlas Inc.’s stockholders for their vote or approval. Holders of Class B common stock do not have any right to receive dividends or distributions upon a liquidation or winding up of Atlas Inc. See Note 9 -
Redeemable Noncontrolling Interest
for more information regarding Class B common stock.
Dividends and Distributions
In April 2023, Atlas Operating approved a distribution to its unitholders, the Company and Holdings, in the aggregate amount of $4.1 million for the payment of estimated U.S. federal income tax obligations, as permitted by the Atlas Operating LLCA. To effect the payment of the distribution, Atlas Operating made a distribution of $2.3 million to the Company, which was remitted to the Internal Revenue Service. The related pro rata distribution due to Holdings is included in accrued liabilities on the condensed consolidated balance sheets.
In May 2023, Atlas Operating approved and paid a distribution of $0.15 per Operating Unit, in the aggregate amount of $15.0 million, as permitted by the Atlas Operating LLCA, and the Company declared a quarterly variable dividend of $0.15 per share of Class A common stock. To effect the payment of the dividend, Atlas Operating paid a distribution of $0.15 per Operating Unit to each of the Company and Holdings, the Company used its respective distribution to fund the quarterly variable dividend paid to the holders of our Class A common stock, and Holdings distributed its respective distributions to certain Legacy Owners who are holders of membership interests in Holdings. Concurrently with this distribution, Atlas LLC repaid $3.8 million of the 2021 Term Loan Credit Facility at par per the terms of the 2021 Term Loan Credit Facility.
On July 31, 2023, Atlas Operating approved a distribution of $0.20 per Operating Unit, in the aggregate amount of $20.0 million, as permitted by the Atlas Operating LLCA, and the Company declared a quarterly base dividend of $0.15 per share and a quarterly variable dividend of $0.05 per share of Class A common stock. The dividend and distribution, as applicable, will be payable on August 17, 2023 to holders of record of Class A common stock and Operating Units, as applicable, at the close of business on August 10, 2023.
Up-C
Simplification
On July 31, 2023, the Company entered into a master reorganization agreement (the “Simplification MRA”) to reorganize under a new public holding company (the
“Up-C
Simplification”). The
Up-C
Simplification will allow the Company to, among other things, eliminate its
“Up-C”
structure and transition to a single class of common stock held by all stockholders, as opposed to the two classes of common stock of the Company that are currently authorized, issued and outstanding: the Class A common stock (such shares, for the purposes of this discussion, the “Existing Class A Shares”), and the Class B common stock (such shares, for the purposes of this discussion, the “Existing Class B Shares” and, together with the Existing Class A Shares, the “Existing Common Stock”).
The parties to the Simplification MRA are: the Company; Atlas Operating; New Atlas HoldCo Inc., a Delaware corporation and a direct, wholly-owned subsidiary of the Company (“New Atlas”); AESI Merger Sub Inc., a Delaware corporation and a direct, wholly-owned subsidiary of New Atlas (“PubCo Merger Sub”); Atlas Operating Merger Sub, LLC, a Delaware limited liability company and a direct, wholly-owned subsidiary of New Atlas (“OpCo Merger Sub”); and Holdings. Holdings currently holds all of the Existing Class B Shares and all of the issued and outstanding Operating Units not held by the Company. The term “Downstairs Holder(s)” refers to Holdings or, in the event that any of the Operating Units and corresponding Existing Class B Shares currently held by Holdings are distributed or otherwise transferred prior to the consummation of the
Up-C
Simplification, the holders of such securities following such distribution or transfer.
Pursuant to the Simplification MRA, (a) PubCo Merger Sub will be merged with and into Atlas Inc. (the “PubCo Merger”), as a result of which (i) each of the Existing Class A Shares then issued and outstanding will be exchanged for one share of common stock of New Atlas, par value $0.01 per share (the “New Atlas Common Stock”), (ii) all of the Existing Class B Shares then issued and outstanding will be surrendered by the Downstairs Holder(s) and cancelled for no consideration and (iii) Atlas Inc. will survive the PubCo Merger (in such capacity, the “Surviving Corporation”) as a direct, wholly-owned subsidiary of New Atlas; and (b) OpCo Merger Sub will be merged with and into Atlas Operating (the “OpCo Merger” and, together with the PubCo Merger, the “Mergers”), as a result of which (i) each of the Operating Units then issued, outstanding and held by the Downstairs Holder(s) will be exchanged for one share of New Atlas Common Stock and (ii) Atlas Operating will become a wholly-owned subsidiary (partially direct and partially indirect through the Surviving Corporation) of New Atlas.
As a result of the
Up-C
Simplification, New Atlas will replace Atlas Inc. as the publicly held entity and, through its subsidiaries, will conduct all of the operations currently conducted by Atlas Inc., and Atlas Inc. will remain the managing member of Atlas Operating.
Under the terms of the Simplification MRA, New Atlas is required to file with the SEC a registration statement on Form S-4 in order to provide for the registration under the Securities Act of the shares of New Atlas Common Stock issuable by New Atlas in connection with the Mergers (the “Simplification Registration Statement”), and containing an information statement and prospectus relating to the Mergers (the “Information Statement/Prospectus). Pursuant to the terms of the Simplification MRA and in connection with the consummation of the Up-C Simplification, that certain Registration Rights Agreement, dated March 8, 2023, by and among Atlas Inc. and the other parties thereto (the “Existing Registration Rights Agreement”), and that certain Stockholders’ Agreement, dated March 8, 2023, by and among Atlas Inc. and the other parties thereto (the “Existing Stockholders’ Agreement”), are expected to be amended and restated in order to, among other things, provide for the assumption of Atlas Inc.’s obligations thereunder by New Atlas. The amended and restated registration rights agreement and the amended and restated stockholders’ agreement will each be substantially similar to the Existing Registration Rights Agreement and Existing Stockholders’ Agreement, respectively, but will contain certain administrative and clarifying changes to reflect the transition from a dual class to a single class of common stock.
The consummation of the Up-C Simplification, including the Mergers, is subject to the satisfaction or waiver of certain specified conditions in the Simplification MRA, including, among other things, (i) the receipt of approval of the Up-C Simplification by the holders of a majority of the voting power of the outstanding shares of Existing Common Stock entitled to vote thereon, (ii) the Simplification Registration Statement having been declared effective by the SEC under the Securities Act, (iii) the shares of New Atlas Common Stock issuable in connection with the Mergers having been approved for listing on the New York Stock Exchange, and (iv) at least 20 calendar days having elapsed since Atlas Inc. mailed the Information Statement/Prospectus to its stockholders.
Non-recurring
transaction costs associated with the
Up-C
Simplification are shown as an
add-back
to Adjusted EBITDA. Refer to “— How We Evaluate Our Operations —
Non-GAAP
Financial Measures” for additional disclosure.
A more detailed description of the Simplification MRA and the
Up-C
Simplification was included in the Company’s Current Report on Form
8-K
filed by the Company with the SEC on August 1, 2023 (the
“Up-C
Simplification
8-K”).
The foregoing summary of the Simplification MRA and the transactions contemplated thereby does not purport to be complete and is subject to, and qualified in its entirety by, the full text of the Simplification MRA, which is filed as Exhibit 2.1 of the
Up-C
Simplification
8-K.

Atlas Sand Company LLC [Member]
Stockholders Equity
Note 9—Equity
The Company has authority to issue an unlimited number of units under its current capital structure and the ability to issue additional units of different classes or series. The outstanding units are designated as Class A units, Class C units, Class D units and Class P units. Additional units, of the same or different classes or series, having the same or different rights, powers and duties as preexisting units may be created and issued. All Class A, Class C, Class D and Class P unitholders as of December 31, 2022 and 2021, are deemed to be members of the Company (“Members”).
On January 30, 2018, the Company executed the Third Amended and Restated Limited Liability Company Agreement of Atlas Sand Company, LLC (“LLC Agreement”) to create Class D units as a class of unit that the Company is authorized to issue. This amendment was executed in connection with the issuance of the 2018 Term Loan Credit Facility. The Company delivered to the lender warrants for up to 41,299,845 Class D units, with an exercise price of $0.01 per warrant unit, that became exercisable upon the funding of each draw under the 2018 Term Loan Credit Facility. During the year ended December 31, 2018, the lender exercised all 41,299,845 Class D warrants.
On April 3, 2019, the Company amended certain terms of the 2018 Term Loan Credit Facility. In connection with the First Amendment, the Company delivered to the lender additional warrants for up to 4,192,460 Class D units, which were exercisable upon funding of the draws in proportion to the additional drawings. During the year ended December 31, 2020, the Company delivered and the lender immediately exercised the remaining 2,515,470 Class D warrants associated with the First Amendment. There were no warrants outstanding as of December 31, 2022 and 2021.
Each Member of the Company is entitled to one vote for each Class A, Class C and Class D unit owned by such Member. Class P units are issued in connection with the Company’s long-term incentive plan and have no voting rights.
The Company’s LLC Agreement contains provisions for the allocation of net income and loss to the Class A and Class D units. For purposes of maintaining Member capital accounts, the LLC Agreement specifies that net income or net loss shall be allocated proportionally among Members in accordance with their respective percentage ownership interest.
In accordance with the Company’s LLC Agreement, all Class C units shall automatically convert to Class A units immediately prior to the closing of a Capital Event, as defined in the Company’s LLC Agreement, which, in general, includes a public offering or sale of the Company’s assets or equity. Additionally, the holders of Class C units may elect, at any time prior to the approval of a Capital Event, to convert all Class C units into newly issued Class A units by providing notice to the Company.
The Company’s LLC Agreement sets forth the calculation to be used to determine the amount of cash distributions that the unitholders will receive.
In December 2021, May 2022, August 2022, and October 2022, the Company paid a cash distribution to Class A and Class D unitholders in the aggregate amount of $10.0 million, $15.0 million, $15.0 million, and $15.0 million, respectively, based on the Company’s LLC Agreement calculation. In January 2023, the Company paid additional cash distributions to Class A and Class D unitholders of $15.0 million based on the Company’s LLC Agreement calculation. Class C units do not participate in cash distributions, based on the terms of the Company’s LLC Agreement.
Upon admittance as Members of the Company, the Class C unitholders were initially granted an option that entitles them to acquire a percentage of the units of the Company that are offered in conjunction with additional capital contribution events, as defined by the Company’s LLC Agreement, which generally includes instances where additional units are issued by the Company. The option is not unconditional and can only be exercised upon the occurrence of certain capital events. The consideration for the exercise of the option is based on the percentage ownership of the Class C unitholders at the date of the capital event and the total capital to be contributed in connection with such capital event.
In October 2021, pursuant to the Company’s LLC Agreement, the Company delivered a Funding Notice to the Atlas Sand Company, LLC unitholders (other than ASMC, which is the majority unitholder and had already made Additional Capital Contributions related to such Funding Notice), by which the Company offered each unitholder the right, but not the obligation, to make Additional Capital Contributions to the Company. In addition, the Company delivered a notice to the Class C unitholders pursuant to their option giving them the right to make additional capital contributions, which they exercised. The offering closed on December 1, 2021 and resulted in Additional Capital Contributions of $12.6 million for the year ended December 31, 2021.

Atlas Energy Solution INC [Member]
Stockholders Equity
Note 3—Stockholders’ Equity
Atlas Inc. is authorized to issue 1,000 shares of Class A common stock, par value $0.01 per share (“Class A Common Stock”). Under the Atlas Inc.’s certificate of incorporation in effect as of February 3, 2022, all shares of Class A Common Stock are identical. In exchange for $10.00, the Corporation has issued 1,000 shares of Class A Common Stock, all of which were held by the Company as of February 3, 2022 and December 31, 2022.